Intangible assets	12 Months Ended
Jun. 30, 2023
Intangible assets
Note 12. Intangible assets

12. Intangible assets

Changes in the Group’s intangible assets for the years ended June 30, 2023 and 2022 were as follows:

	Goodwill	Information systems and software	Future units to receive under barter transactions and others	Total
Costs	1,364	3,663	10,121	15,148
Accumulated depreciation	-	(2,729)	(1,852)	(4,581)
Net book amount at June 30, 2021	1,364	934	8,269	10,567
Additions	-	247	82	329
Disposals	(13)	-	(1,015)	(1,028)
Impairment	-	(86)	-	(86)
Currency translation adjustment	(47)	(15)	-	(62)
Amortization charges (i)	-	(431)	(58)	(489)
Balance as of June 30, 2022	1,304	649	7,278	9,231
Costs	1,304	3,844	9,438	14,586
Accumulated amortization	-	(3,195)	(2,160)	(5,355)
Net book amount at June 30, 2022	1,304	649	7,278	9,231
Additions	-	369	1,272	1,641
Disposals	-	(3)	(180)	(183)
Transfers	-	-	(200)	(200)
Currency translation adjustment	11	9	-	20
Amortization charges (i)	-	(464)	(78)	(542)
Balance as of June 30, 2023	1,315	560	8,092	9,967
Costs	1,315	4,219	10,330	15,864
Accumulated amortization	-	(3,659)	(2,238)	(5,897)
Net book amount at June 30, 2023	1,315	560	8,092	9,967

(i)

Amortization charge was recognized in the amount of ARS 218 and ARS 114 under "Costs", in the amount of ARS 321 and ARS 373 under "General and administrative expenses" and ARS 3 and ARS 2 under "Selling expenses" as of June 30, 2023 and 2022, respectively in the Statement of Income and Other Comprehensive Income (Note 27).